Cover	Nov. 30, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 30, 2023
Entity File Number	000-56338
Entity Registrant Name	FDCTECH, INC.
Entity Central Index Key	0001722731
Entity Tax Identification Number	81-1265459
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 Spectrum Center Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(877)
Local Phone Number	445-6047
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	FDCT
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false